UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [   ]; Amendment Number: 0
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Wells Fargo Alternative Asset Management, LLC
Address:  333 Market Street, 29th Floor
	  MAC A0119-291
	  San Francisco, CA 94104

13F File Number:  028-12161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Doretta L. Dunegan
Title:     Chief Compliance Officer
Phone:   415/222-6637

Signature, Place, and Date of Signing:

   /s/	Doretta L. Dunegan	San Francisco, CA	October 20, 2010

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X ]       13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company